Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Stockpile ore	$ 21.6	$ 32.6
Work-in-process	9.3	8.3
Finished goods	7.0	12.5
Supplies	55.4	56.6
Total current inventories	$ 93.3	$ 110.0